Long-term debt:	12 Months Ended
Dec. 31, 2020
Long-term debt:
Long-term debt:

Note 11 — Long-term debt:

As a result of including Aerostar in the consolidation, as from May 31, 2017, the following long-term debt is recorded.

To finance a portion of the agreement payment to the Puerto Rico Authority, and certain other costs and expenditures associated with it, Aerostar entered into a Note Purchase Agreement in March 22, 2013 where Aerostar authorized the issue of subordinated bonds and sale of an aggregate principal of Ps.4,471,000 (USD350,000) of its 5.75% senior secured notes due on March 22, 2035 in accordance with the following conditions:

Performance	2.39%
Spread credit (bps)	+336
Coupon	5.75%

On June 24, 2015, Aerostar signed an agreement for private placement of bonds in the amount of Ps.737,000 (USD50,000), maturing on March 22, 2035, based on the following conditions:

Performance	6.75%

At December 31, 2019 the integration of the debt is shown as follows:

	Credit line	Interest	Credit line		Interest		Term				Fair
	used in thousand USD	in USD	in pesos		in pesos		Short		Long		value

Loan	$400,000	$10,152	Ps.	6,843,134	Ps.	(43,193)	Ps.	311,372	Ps.	6,488,569	Ps.	7,082,022

At December 31, 2020 the integration of the debt is shown as follows:

	Credit line	Interest	Credit line		Interest		Term				Fair
	used in thousand USD	in USD	in pesos		in pesos		Short		Long		value

Loan	$400,000	$10,577	Ps.	7,011,281	Ps.	(39,105)	Ps.	330,235	Ps.	6,641,941	Ps.	7,697,476

Inputs:

2019:

Corporate risk through Yield to Maturity of comparable bonds of the “Transportations and Logistics” sector.

Level 2 of fair value hierarchy

2020:

Corporate risk through Yield to Maturity of comparable bonds of the “Transportations and Logistics” sector at December 31, 2020.

Level 2 of fair value hierarchy

Methodology:

The following methodology was used to determine fair value in the terms of IFRS 13 the valuation technique used is one recognized in the financial environment (estimated future cash flows discounted at their present value) using market information available at the valuation date.